GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Audi [Member] CNY	Dec. 31, 2011 Audi [Member] CNY	Dec. 31, 2012 Audi [Member] USD ($)	Dec. 31, 2010 Audi [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] CNY	Dec. 31, 2011 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] USD ($)	Dec. 31, 2010 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] CNY	Dec. 31, 2011 FAW Mazda [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] USD ($)	Dec. 31, 2010 FAW Mazda [Member] CNY	Dec. 31, 2012 Toyota [Member] CNY	Dec. 31, 2011 Toyota [Member] CNY	Dec. 31, 2012 Toyota [Member] USD ($)	Dec. 31, 2010 Toyota [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] USD ($)	Dec. 31, 2010 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] CNY	Dec. 31, 2011 Chang An Mazda [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] USD ($)	Dec. 31, 2010 Chang An Mazda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] CNY	Dec. 31, 2011 GAC Honda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] USD ($)
Goodwill [Line Items]
Goodwill	73,634	73,634	$ 11,819						34,175	34,175	$ 5,485		9,620	9,620	$ 1,544		15,735	15,735	$ 2,526										14,104	14,104	$ 2,264
Goodwill acquired		73,634								34,175				9,620				15,735												14,104
Impairment loss